SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - GAS IN STORAGE (Details) $ in Thousands	Sep. 30, 2020 USD ($) Bcf	Sep. 30, 2019 USD ($) Bcf
Public Utilities, Inventory [Line Items]
Natural Gas in Storage | $	$ 167,504	$ 169,803
Bcf | Bcf	61.52	52.6
Natural Gas Distribution
Public Utilities, Inventory [Line Items]
Natural Gas in Storage | $	$ 110,037	$ 117,413
Bcf | Bcf	27.2	27.0
Energy Services
Public Utilities, Inventory [Line Items]
Natural Gas in Storage | $	$ 57,352	$ 52,390
Bcf | Bcf	34.3	25.6
Storage and Transportation
Public Utilities, Inventory [Line Items]
Natural Gas in Storage | $	$ 115	$ 0
Bcf | Bcf	0.02	0